SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 13 - SUBSEQUENT EVENTS

i)	Settlement Agreement

On October 10, 2017 the Company entered into a settlement agreement with a shareholder to settle certain outstanding claims between the parties. The Company agreed to issue 1,000,000 shares of Rule 144 Restricted Common Stock in full and final settlement.

ii)	Convertible Promissory Notes

On October 18, 2017, the Company issued a Convertible Promissory Note in the amount of US$80,000 to an unrelated party. The Note is unsecured, bears interest at 12% per annum from the date of issue and matures on September 11, 2018. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% per annum from the maturity date to the date of payment. Any amount of principal and or interest that is unpaid after April 16, 2018 may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issue and April 18, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid.

On November 9, 2017 the Company issued a Convertible Promissory Note in the amount of US$55,000 to an unrelated third party, and received US$52,000 in net proceeds. The note is unsecured, bears interest at 10% per annum and matures on November 15, 2018. The note may not be prepaid by the Company. The holder may, at any time, convert the note to shares of common stock of the Company, at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion.

On November 9, 2017 the Company issued a Convertible Promissory Note in the amount of US$400,000 to an unrelated third party. The Note is to be funded in tranches at the option of the holder, is unsecured, bears interest at 10% per annum from the date of issue and matures on seven months after the date of each funding tranche. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% per annum from the maturity date to the date of payment. Any amount of principal and or interest that is unpaid after April 16, 2018 may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 70% of the lowest closing bid price for the Company’s stock during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issue and April 18, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid. As of November 27, 2017 the Company has received the first tranche in the amount of US$165,000